Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 52,568	$ 26,190
Depreciation and amortization	35,873	25,109
Accrued payroll expenses	4,595	9,471
Deferred revenue	2,189	5,744
Other	1,119	1,622
Deferred tax assets	96,344	68,136
Less: valuation allowance	(86,495)	(45,766)
Total deferred tax assets	9,849	22,370
Deferred tax liabilities:
Depreciation and amortization	(6,505)	(7,465)
Deferred expenses	(1,459)	(8,598)
Other	(88)	(1,083)
Total deferred tax liabilities	(8,052)	(17,146)
Net deferred tax assets	$ 1,797	$ 5,224